Federated California Municipal Cash Trust

Service Shares

Wealth Shares

Cash II Shares

Cash Series Shares

Capital Shares

Investment Shares

Federated Connecticut Municipal Cash Trust

Service Shares

Cash Series Shares

Federated Florida Municipal Cash Trust

Wealth Shares

Cash II Shares

Cash Series Shares

Federated Georgia Municipal Cash Trust

Federated Massachusetts Municipal Cash Trust

Service Shares

Cash Series Shares

Federated Michigan Municipal Cash Trust

Service Shares

Wealth Shares

Federated Minnesota Municipal Cash Trust

Cash Series Shares

Wealth Shares

Federated New Jersey Municipal Cash Trust

Wealth Shares

Service Shares

Cash Series Shares

Federated New York Municipal Cash Trust

Service Shares

Cash II Shares

Cash Series Shares

Wealth Shares

Federated North Carolina Municipal Cash Trust

Federated Ohio Municipal Cash Trust

Cash II Shares

Service Shares

Wealth Shares

Federated Pennsylvania Municipal Cash Trust

Cash Series Shares

Service Shares

Wealth Shares

Federated Virginia Municipal Cash Trust

Service Shares

Wealth Shares

Cash Series Shares

(Collectively, the “Funds” and/or the “Classes”)

Portfolios of Money Market Obligations Trust

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectuses for the Funds and Classes filed pursuant to Rule 497(e) on June 27, 2016, Accession No. 0001623632-16-003208. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE